Supplemental Cash Flow Information - Schedule of cash flow supplemental disclosures (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental Cash Flow Elements [Abstract]
Recognition of ROU assets and lease liabilities	$ 286	$ 204
Reclassification of warrant liability from equity	0	5,112
Reclassification of derivative liability to equity	0	(120)
Interest paid	232	661
Income taxes paid	$ 187	$ 0